Consolidated Statements of Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income (Loss)
Net revenues	¥ 5,185,822	$ 194,690	¥ 1,338,592	¥ 8,831,390
Cost of revenues	3,785,865	618,348	4,251,451	4,407,274
Gross profit (loss)	1,399,957	(423,658)	(2,912,859)	4,424,116
Operating expenses:
Research and development	15,415,780	2,849,900	19,594,484	19,924,466
Sales and marketing	4,539,473	810,147	5,570,169	5,235,855
General and administrative	40,132,709	6,327,955	43,507,856	36,068,230
Total operating expenses	60,087,962	9,988,002	68,672,509	61,228,551
Other operating income, net		551,730	3,793,418
Loss from continuing operations	(58,688,005)	(9,859,930)	(67,791,950)	(56,804,435)
Other income (loss):
Share of losses of equity method investments	(1,395,234)			(2,837,834)
Impairment loss of long-term investments	(15,216,510)	(928,049)	(6,380,802)
Change in fair value of long-term investment		399,971	2,750,000
Interest income, net of interest expenses	608,405	350,387	2,409,090	1,497,415
Foreign currency exchange gains (losses), net	(221,605)	139,654	960,188	(77,939)
Total other loss, net	(16,224,944)	(38,037)	(261,524)	(1,418,358)
Loss from continuing operations before income taxes	(74,912,949)	(9,897,967)	(68,053,474)	(58,222,793)
Income tax expense (benefit)	(2,109,096)			1,517,806
Loss from continuing operations, net of income taxes	(72,803,853)	(9,897,967)	(68,053,474)	(59,740,599)
Discontinued operations:
Income (loss) from operations of discontinued operations, net of income taxes	100,640,933	(2,756,304)	(18,950,969)	49,771,192
Gain from disposal of discontinued operations, net of income taxes		136,369,129	937,605,948
Income from discontinued operations, net of income taxes	100,640,933	133,612,825	918,654,979	49,771,192
Net income (loss)	27,837,080	123,714,858	850,601,505	(9,969,407)
Net loss attributable to redeemable non-controlling interests from continuing operations	(1,444,363)	(462,686)	(3,181,199)
Net loss attributable to non-redeemable non-controlling interests from continuing operations		(164,730)	(1,132,602)
Net loss attributable to non- redeemable non-controlling interests from discontinued operations	(352,101)	(1,543)	(10,608)	(253,405)
Net income (loss) attributable to ATA Inc.	29,633,544	124,343,817	854,925,914	(9,716,002)
Net loss from continuing operations attributable to ATA Inc.	(71,359,490)	(9,270,551)	(63,739,673)	(59,740,599)
Net income from discontinued operations attributable to ATA Inc.	100,993,034	133,614,368	918,665,587	50,024,597
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	(2,335,054)	(1,663,502)	(11,437,409)	658,228
Unrealized loss on available-for-sale investment, net of nil income tax				(553,870)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Total other comprehensive income (loss)	(1,781,184)	(1,663,502)	(11,437,409)	104,358
Comprehensive income (loss)	26,055,896	122,051,356	839,164,096	(9,865,049)
Comprehensive loss attributable to redeemable non-controlling interests from continuing operations	(1,444,363)	(462,686)	(3,181,199)
Comprehensive loss attributable to non-redeemable non-controlling interests from continuing operations		(164,730)	(1,132,602)
Comprehensive loss attributable to non- redeemable non-controlling interests from discontinued operations	(352,101)	(1,543)	(10,608)	(253,405)
Comprehensive income (loss) attributable to ATA Inc.	¥ 27,852,360	$ 122,680,315	¥ 843,488,505	¥ (9,611,644)
Basic and diluted earnings (losses) per common share attributable to ATA Inc. | (per share)	¥ 0.48	$ 2.65	¥ 18.25	¥ (0.21)
Basic and diluted losses from continuing operations per common share attributable to ATA Inc. | (per share)	(1.72)	(0.26)	(1.81)	(1.31)
Basic and diluted earnings from discontinued operations per common share attributable to ATA Inc. | (per share)	¥ 2.20	$ 2.91	¥ 20.06	¥ 1.10